Stock-based and Long-Term Compensation - Schedule of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Series A Common Stock Options
Granted (in shares)	0	0	0
Common Class A
Series A Common Stock Options
Outstanding, Beginning of Period (in shares)	27,705
Granted (in shares)	0
Exercised (in shares)	0
Forfeited (in shares)	(13,105)
Expired (in shares)	0
Outstanding, Ending of Period (in shares)	14,600	27,705
Exercisable, Ending of Period (in shares)	14,600
WAEP
Outstanding, Beginning of Period (in dollars per share)	$ 52.26
Granted (in dollars per share)	0.00
Exercised (in dollars per share)	0.00
Forfeited (in dollars per share)	54.24
Expired (in dollars per share)	0.00
Outstanding, Ending of Period (in dollars per share)	50.47	$ 52.26
Exercisable, Ending of Period (in dollars per share)	$ 50.47